UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		May 13. 2004
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		42,892 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF	   CUSIP		VALUE		SHARES	INV	OTHER	   VOTING AUTH
					CLASS					X1000				DISC	MGR	   SOLE

SUMMA INDUSTRIES               PREFERRED   9394690          6,486       5,000  N     SOLE            5,000
AMERICAN DENTAL PARTNERS       COMMON     25353103         24,349   1,371,760  N     SOLE        1,371,760
COMARCO INC                    COMMON     200080109         4,941     577,886  N     SOLE          577,886
BOYDS COLLECTION LTD           COMMON     103354106         2,331     928,560  N     SOLE          928,560
GREIF BROS CORP                COMMON     397624107           203       5,814  N     SOLE            5,814
CGI GROUP INC                  COMMON   39945C109             189      28,970  N     SOLE           28,970
SUMMA INDS                     COMMON   86562T105           4,189     452,856  N     SOLE          452,856
WEBEX COMMUNICATIONS INC       COMMON   94767L109             204       6,850  N     SOLE            6,850






CJR\5315\002\1268734.01